Note Payable (Tables)	12 Months Ended
Dec. 31, 2014
Note Payable Tables
Schedule of Maturities of Long-term Debt	Future minimum note payments due are as follows:
Year Ended December 31,
2015	$121,905
2016	2,971
Total minimum note payments	$124,876